Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 533		€ 907
Retail Netherlands [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.59%
Terminal growth rate	0.00%
Goodwill	€ 30		€ 30
Retail Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		9.54%	6.94%
Terminal growth rate		0.00%	0.00%
Retail Belgium [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	9.48%
Terminal growth rate	0.00%
Goodwill			€ 50
Retail Germany [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.57%
Terminal growth rate	0.00%
Goodwill	€ 349		349
Retail Growth Markets [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	13.09%
Terminal growth rate	3.80%
Goodwill	€ 153		€ 209
Wholesale Banking [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		9.38%	7.29%
Terminal growth rate		0.85%	0.69%
Goodwill	€ 0		€ 61
Wholesale Banking [Member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	9.58%
Terminal growth rate	0.75%
Goodwill			€ 268